Debt	3 Months Ended
Apr. 30, 2012
Debt
Short-term Debt [Text Block]

The following details the significant terms and balances of convertible notes payable, net of debt discounts:

April 30, 2012 (unaudited)	July 31, 2011 (unaudited)

On December 23, 2010, the Company issued its promissory note in the amount of $53,000 to an unrelated third party for additional working capital.  The note was due September 24, 2011 and carried interest at 8 percent per annum, payable at maturity.  The note was convertible into common stock of the Company after six months, at the election of the Holder, at 58 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert.  The carrying amount of the debt discount was $0 and $6,646, respectively. The note was fully converted at April 30, 2012.

$ -	$ 26,354

On March 9, 2011, the Company issued its promissory note in the amount of $35,000 to an unrelated third party for additional working capital.  The note was due December 7, 2011 and carries interest at 8 percent per annum, payable at maturity.  The note is convertible into common stock of the Company after six months, at the election of the Holder, at 58 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert.  The carrying amount of the debt discount was $0 and $25,345, respectively. The note was fully converted at April 30, 2012.

-	9,655

On March 15, 2011, the Company issued its promissory note in the amount of $50,000 to an unrelated third party for additional working capital. The note is due March 14, 2012 and carries interest at 10 percent per annum, payable at maturity. The note is convertible into common stock of the Company at any time before the due date, at the election of the Holder, at 60 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert. The carrying amount of the debt discount was $0 and $22,492, respectively.	10,678	27,508

On June 13, 2011, the Company issued a promissory note in the amount of $32,500 to an unrelated third party for additional working capital.  The note was due March 15, 2012 and carries interest at 8 percent per annum, payable at maturity.  The note is convertible into common stock of the Company after six months, at the election of the Holder, at 58 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert.  The carrying amount of the debt discount was $0 and $23,534, respectively. This note was fully converted at April 30, 2012.

	-	8,966
On June 30, 2011, the Company issued a promissory note in the amount of $50,000 to an unrelated third party for additional working capital. The note is due December 31, 2012 and carries interest at 2 percent per annum, payable at maturity. The note is convertible into common stock of the Company at any time after issuance of the note, at the election of the Holder, at $0.013 per share. The carrying amount of the debt discount was $7,361 and $45,695, respectively.	42,639	4,305

On July 31, 2011, the Company issued six (6) promissory notes totaling $60,000 to an unrelated third party for additional working capital. The notes are due December 31, 2012 and carries interest at 2 percent per annum, payable at maturity. The note is convertible into common stock of the Company at any time after issuance of the note, at the election of the Holder, at $0.013 per share. The carrying amount of the debt discount was $3,280 and $59,784, respectively.	-	218
On February 7, 2012, the Company issued a promissory note in the amount of $32,500 to an unrelated third party for additional working capital. The note is due November 9, 2012 and carries interest at 8 percent per annum, payable at maturity. The note is convertible into common stock of the Company after six months, at the election of the Holder, at 55 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert. The carrying amount of the debt discount was $32,500 and $0, respectively.	-	-
On March 8, 2012, the Company issued a promissory note in the amount of $32,500 to an unrelated third party for additional working capital. The note is due December 12, 2012 and carries interest at 8 percent per annum, payable at maturity. The note is convertible into common stock of the Company after six months, at the election of the Holder, at 55 percent of the average of the three lowest closing bid prices of the common stock for the ten trading days prior to the date of the election to convert. The carrying amount of the debt discount was $32,500 and $0, respectively.	-	-
On February 21, 2012, , the Company issued a promissory note in the amount of $27,500. The note is due February 21, 2015 and carries interest at 9 percent per annum, payable at maturity. The note is convertible into common stock of the Company 180 days after issuance of the note, at the election of the Holder, at 80% of the closing price on the date of the debenture ($0.0019). The carrying amount of the debt discount was $10,450 and $0, respectively.	17,050	-

On December 1, 2011, the converted accounts payable into a promissory note totaling $30,000. The note is due November 9, 2012 and carries interest at 8 percent per annum, payable at maturity. The note is convertible into common stock of the Company 180 days after issuance of the note, at the election of the Holder, at 45% of the average lowest three (3) trading prices for the common stock during the ten (10) day trading period prior to the conversion date. The carrying amount of the debt discount was $3,491 and $0, respectively.	26,509	-
	$ 96,876	$ 77,006